Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
Indefinite-lived and Finite-lived intangible assets, net consists of the following:

	As of December 31, 2024	As of December 31, 2023
Indefinite-lived intangible assets:
Trademarks and domains	$13,882	$13,882
Finite-lived intangible assets:
Trademarks and domains	26,264	18,494
Developed technology	183,160	160,436
Licenses	1,318	1,333
Customer relationships	24,908	39,452
Total intangible assets	$249,532	$233,597
Accumulated amortization (1)	(166,482)	(143,176)
Total intangible assets, net	$83,050	$90,421
(1)Accumulated amortization as of December 31, 2024 comprised $134,550, $863, $16,096 and $14,973 for developed technology, licenses, customer relationships and trademarks, respectively. Accumulated amortization as of December 31, 2023 comprised $112,506, $777, $19,690 and $10,203 for developed technology, licenses, customer relationships and trademarks, respectively.

Summary of Finite-Lived Intangible Assets
The changes in the balance of intangible assets, net for the years ended December 31, 2024 and 2023 consist of the following:

	As of December 31, 2024	As of December 31, 2023
Balance, beginning of year	$90,421	$91,500
Additions	30,330	31,146
Disposals related to assets held for sale (Nota 31)	(1,404)	—
Amortization	(31,585)	(27,975)
Foreign currency translation adjustment	(4,712)	3,988
Assets held for sale (Note 31)	—	(8,238)
Balance, end of year	$83,050	$90,421

Summary of Amortization Expense of Intangible Assets
Amortization expense for the years ended December 31, 2024, 2023 and 2022 was classified as follows:

	For the year ended December 31
	2024	2023	2022
Technology and product development	$26,945	$20,924	$18,825
General and administrative	2,943	5,517	8,403
Selling and marketing	1,411	1,340	1,586
Cost of revenue	286	194	171
Total amortization expense	$31,585	$27,975	$28,985

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The estimated future amortization expense related to intangible assets with finite lives as of December 31, 2024, assuming no subsequent impairment of the underlying assets, is as follows:

Year	Amount
2025	$26,614
2026	19,844
2027	10,557
2028	1,626
2029 and thereafter	10,527
Total	$69,168